Acquisition - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities (Parentheticals) (Details)	6 Months Ended
Jun. 30, 2025
Discontinued Operations [Member]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Equity interest percentage with non-controlling interests	30.00%